FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2018
FINANCIAL RISK MANAGEMENT
Schedule of financial instruments

	Consolidated
	2018	2017
	$	$

Financial assets
Cash at bank / on hand	5,487,035	10,988,255
Trade and other receivables	301,383	426,272
Performance bond and deposits	3,505	3,376

Total financial assets	5,791,923	11,417,903

Financial liabilities
Trade and other payables	945,130	898,103

Total financial liabilities	945,130	898,103

Schedule of analysis of aging of trade and other receivables

	Consolidated
	2018	2017
	$	$
Net trade and other receivables
Current (less than 30 days)	294,454	426,272
31 days to 60 days	3142	—
61 days to 90 days (note)	783	—
Greater than 90 days (note)	3004	—

Total net trade and other receivables (Note 12)	301,383	426,272

Schedule of financial assets and liabilities that were denominated in foreign currencies

As at June 30, 2018, the Group held the following financial assets and liabilities that were denominated in foreign currencies:

Consolidated	Year	USD	EUR	CHF

Financial assets
Cash at bank / on hand	2018	2,154,291	28,952	—
	2017	6,203,335	30,852	—

Total financial assets	2018	2,154,291	28,952	—
	2017	6,203,335	30,852	—

Financial liabilities
Trade and other payables	2018	116,063	—	—
	2017	99,540	—	—

Total financial liabilities	2018	116,063	—	—
	2017	99,540	—	—

Schedule of exposure to interest rate risks and effective interest rates of financial assets and liabilities

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
Consolidated	Year	$	$	$	%	Days
Financial assets
Cash at bank / on hand	2018	2,394,754	—	2,394,754	1.74%	At call
	2017	2,468,730	—	2,468,730	1.75%	At call
Performance bond / deposits	2018	—	3,505	3,505	—	At call
	2017	—	3,376	3,376	—	At call

Totals	2018	2,394,754	3,505	2,398,259
	2017	2,468,730	3,376	2,472,106

Financial liabilities
Financial liabilities at fair value through profit or loss	2018	—	—	—	—	—
	2017	—	—	—	—	—

Totals	2018	—	—	—
	2017	—	—	—

Schedule of liquidity risk

		< 6 months	6 to 12 months	1 to 5 years	> 5 years	Totals
Consolidated	Year	$	$	$	$	$
Financial assets
Cash at bank / on hand	2018	5,487,035	—	—	—	5,487,035
	2017	10,988,255	—	—	—	10,988,255
Trade and other receivables	2018	301,383	—	—	—	301,383
	2017	426,272	—	—	—	426,272
Performance bond and deposits	2018	3,505	—	—	—	3,505
	2017	3,376	—	—	—	3,376
Total financial assets	2018	5,791,923	—	—	—	5,791,923
	2017	11,417,903	—	—	—	11,417,903
Financial liabilities
Trade and other payables	2018	945,130	—	—	—	945,130
	2017	898,103	—	—	—	898,103
Total financial liabilities	2018	945,130	—	—	—	945,130
	2017	898,103	—	—	—	898,103

Net maturity	2018	4,846,793	—	—	—	4,846,793
	2017	10,519,800	—	—	—	10,519,800

The Group had access to the following undrawn borrowing facility as at June 30, 2018:

	Facility limit	Amount used	Amount available
Nature of facility	$	$	$

Credit card facility	183,770	(12,031)	171,739